Subsequent Events (Details Narrative) - USD ($)	Sep. 23, 2023	Dec. 05, 2022	Nov. 30, 2021
Subsequent Event [Line Items]
Conversion shares issued price per share			$ 0.03
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price of expected business acquisition	$ 8,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion shares issued		1,571,400
Conversion shares issued price per share		$ 0.025
Value of conversion shares issued		$ 39,285